Description Of the Plan (Table)	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Description of Plan [Line Items]
Summary of Vesting in the Company's contribution portion of their accounts	Vesting in the Company’s contribution portion of their accounts is based on years of continuous service as follows:

Years of vesting service	Percentage
Fewer than two years	-%
Two years	33
Three years	67
Four years	100